Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	250,672,736.79	20,757
Yield Supplement Overcollateralization Amount 08/31/17	5,239,785.72	0
Receivables Balance 08/31/17	255,912,522.51	20,757
Principal Payments	11,413,210.53	356
Defaulted Receivables	519,087.03	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	4,844,934.72	0
Pool Balance at 09/30/17	239,135,290.23	20,367

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	22.95%

Prepayment ABS Speed	1.09%

Overcollateralization Target Amount	10,761,088.06
Actual Overcollateralization	10,761,088.06

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	32.22

Delinquent Receivables:
Past Due 31-60 days	5,900,083.16	378
Past Due 61-90 days	1,404,348.99	95
Past Due 91-120 days	247,147.19	19
Past Due 121+ days	0.00	0
Total	7,551,579.34	492

Total 31+ Delinquent as % Ending Pool Balance	3.16%

Recoveries	267,752.56

Aggregate Net Losses/(Gains) - September 2017	251,334.47

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.18%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	0.82%
Third Prior Net Losses Ratio	0.95%
Four Month Average	0.99%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.56%

Flow of Funds	$ Amount

Collections	12,424,010.43
Advances	(4,537.53)
Investment Earnings on Cash Accounts	11,415.92
Servicing Fee	(213,260.44)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	12,217,628.38

Distributions of Available Funds
(1) Class A Interest	256,149.34
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	257,173.40
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	10,761,088.06
(7) Distribution to Certificateholders	909,531.33
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	12,217,628.38

Servicing Fee	213,260.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 09/15/17	239,392,463.63
Principal Paid	11,018,261.46
Note Balance @ 10/16/17	228,374,202.17

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2a
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2b
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-3
Note Balance @ 09/15/17	111,062,463.63
Principal Paid	11,018,261.46
Note Balance @ 10/16/17	100,044,202.17
Note Factor @ 10/16/17	28.2610741%

Class A-4
Note Balance @ 09/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	107,600,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	20,730,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	289,835.59
Total Principal Paid	11,018,261.46
Total Paid	11,308,097.05

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.23444%
Coupon	1.46444%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	105,509.34
Principal Paid	11,018,261.46
Total Paid to A-3 Holders	11,123,770.80

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2932579
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.1483629
Total Distribution Amount	11.4416208

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2980490
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.1250324
Total A-3 Distribution Amount	31.4230814

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	23.34
Noteholders' Principal Distributable Amount	976.66

Account Balances	$ Amount

Advances
Balance as of 08/31/17	61,148.45
Balance as of 09/30/17	56,610.92
Change	(4,537.53)

Reserve Account
Balance as of 09/15/17	2,527,722.68
Investment Earnings	1,870.25
Investment Earnings Paid	(1,870.25)
Deposit/(Withdrawal)	-
Balance as of 10/16/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68